Schedule of restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Restricted Cash
Bank guarantee security deposit	$ 484	$ 608	$ 1,055	$ 1,195	$ 1,140